Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Schedule of Authorized Common Stock	The table below presents the details of the Company’s authorized common stock as of the following periods:

	March 31, 2022	December 31, 2021
Common stock:
Authorized shares of common stock	500,000,000	500,000,000
Common stock par value per share	$0.0001	$0.0001
Common stock outstanding at the period end	125,613,424	135,566,227
Preferred stock

The table below presents the details
of
the Company’s authorized preferred stock as of the following periods:

	March 31, 2022	December 31, 2021
Preferred stock:
Authorized shares of preferred stock	1,000,000	1,000,000
Preferred stock par value per share	$0.0001	$0.0001
Preferred stock outstanding at the period end	—	—

The table below presents the details of the Company’s authorized common stock as of the following period:

December 31, 2021
Common stock:
Authorized shares of common stock	500,000,000
Common stock par value per share	$0.0001
Common stock outstanding at the period end	135,566,227
The table below presents the details of the Company’s authorized preferred stock as of the following period:

December 31, 2021
Preferred stock:
Authorized shares of preferred stock	1,000,000
Preferred stock par value per share	$0.0001
Preferred stock outstanding at the period end	—